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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended:  December 31, 1999

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Century Capital Management, Inc.
Address:  One Liberty Square, Boston, MA, 02109

13F File Number:  28-4584

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Richard F. Cook, Jr.
Title:  Managing Director
Phone:  617-482-3060
Signature, Place, and Date of Signing:

Richard F. Cook, Jr.          Boston, Massachusetts          February 10, 2000

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            44

Form 13F Information Table Value Total:   363,665,140

List of Other Included Managers:

NONE

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
                                        CENTURY CAPITAL MANAGEMENT, INC. 13F REPORT - PAGE 1
                                                          ITEM 4                         ITEM 6                      ITEM 8
                                                           FAIR                INVESTMENT DISCRETION            VOTING AUTHORITY
                                ITEM 2                    MARKET      ITEM 5                      (C)  ITEM         (SHARES)
ITEM 1                         TITLE OF       ITEM 3      VALUE       SHARES/   (A)      (B)    SHARED   7
NAME OF ISSUER                  CLASS         CUSIP      (X1000)      PRN AMT   SOLE    SHARED  (OTHER) MGRS   SOLE    SHARED  NONE
------------------------------ --------     ---------  -----------   -------    ------ -------- ------- ----  -------  ------ ------
AFLAC INC                        COM        001055102   9,437,500      200,000    X                             X
ALLSTATE CORP                    COM        020002101  13,946,905      580,875    X                             X
AMERICAN GENERAL CORP            COM        026351106  14,416,250      190,000    X                             X
AMERICAN INTL GROUP INC          COM        026874107  23,787,500      220,000    X                             X
AON CORP                         COM        037389103  22,200,000      555,000    X                             X
BANK NEW YORK INC                COM        064057102   2,000,000       50,000    X                             X
BANK ONE CORP                    COM        06423A103   2,565,000       80,000    X                             X
BERKSHIRE HATHAWAY INC DEL       CLA        084670108  18,232,500          325    X                             X
BROWN & BROWN INC                COM        115236101   3,639,688       95,000    X                             X
CHUBB CORP                       COM        171232101  13,796,563      245,000    X                             X
CINCINNATI FINL CORP             COM        172062101  22,080,750      708,000    X                             X
CORE INC MASS                    COM        21867P102   1,705,979      178,403    X                             X
ERIE INDTY CO                    CLA        29530P102   2,104,375       65,000    X                             X
EVEREST REINS HLDGS INC          COM        299808105   1,749,300       78,400    X                             X
FISERV INC                       COM        337738108   1,149,375       30,000    X                             X
GALLAGHER ARTHUR J & CO          COM        363576109   3,379,950       52,200    X                             X
HCC INS HLDGS INC                COM        404132102   4,879,375      370,000    X                             X
HORACE MANN EDUCATORS CORP       COM        440327104   1,177,500       60,000    X                             X
HSB GROUP INC                    COM        40428N109   5,041,444      149,100    X                             X
INSWEB CORP                      COM        45809k103  25,752,583    1,343,248    X                             X
MARSH & MCLENNAN COS INC         COM        571748102  12,439,375      130,000    X                             X
MBIA INC                         COM        55262C100  20,068,750      380,000    X                             X
MEDICAL ASSURN INC               COM        58449U100     898,986       42,430    X                             X
MERCURY GENL CORP                COM        589400100   8,690,850      390,600    X                             X
MORGAN JP & CO INC               COM        616880100  12,662,500      100,000    X                             X
MUTUAL RISK MGT LTD              COM        628351108   3,446,563      205,000    X                             X
OHIO CAS CORP                    COM        677240103   5,501,406      342,500    X                             X
PROGRESSIVE CORP OHIO            COM        743315103  18,281,250      250,000    X                             X
PROTECTIVE LIFE CORP             COM        743674103   9,543,750      300,000    X                             X
REINSURANCE GROUP AMER INC       COM        759351109   1,873,125       67,500    X                             X
RENAISSANCE RE HLDGS LTD         COM        G7496G103   8,869,875      217,000    X                             X
SAFECO CORP                      COM        786429100   4,962,563      199,500    X                             X

                                                      -----------
                                     PAGE TOTAL       300,281,530

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

                               CENTURY CAPITAL MANAGEMENT, INC. 13F REPORT - PAGE 2

                                                          ITEM 4                         ITEM 6                      ITEM 8
                                                           FAIR                INVESTMENT DISCRETION            VOTING AUTHORITY
                                ITEM 2                    MARKET      ITEM 5                      (C)  ITEM         (SHARES)
ITEM 1                         TITLE OF       ITEM 3      VALUE       SHARES/   (A)      (B)    SHARED   7
NAME OF ISSUER                  CLASS         CUSIP      (X1000)      PRN AMT   SOLE    SHARED  (OTHER) MGRS   SOLE    SHARED  NONE
------------------------------ --------     ---------  -----------   -------    ------ -------- ------- ----  -------  ------ ------
ST PAUL COS INC                  COM        792860108   8,758,750      260,000    X                             X
TERRA NOVA BERMUDA HLDGS LTD     CLA        G87615103   6,724,110      224,137    X                             X
TORCHMARK CORP                   COM        891027104  13,755,281      473,300    X                             X
UNITED HEALTHCARE CORP           COM        910581107   4,250,000       80,000    X                             X
UNUMPROVIDENT CORP               COM        91529Y106   5,062,669      157,900    X                             X
USBANCORP INC PA                 COM        917292104     952,500       40,000    X                             X
WACHOVIA CORP                    COM        929771103   8,840,000      130,000    X                             X
WADDELL & REED FINL INC          CLA        930059100     810,278       29,872    X                             X
WADDELL & REED FINL INC          CLB        930059209   1,220,372       48,572    X                             X
VISTA INFORMATION SOLUTIONS      COM        928365204   4,297,150    1,317,134    X                             X
XL CAP LTD                       CLA        698255105   8,300,000      160,000    X                             X
ZENITH NATL INS CORP             COM        989390109     412,500       20,000    X                             X

                                           -----------
                          PAGE TOTAL        63,383,610